Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net Consist

Property and equipment, net consist of the following:

	As of March 31,
	2025	2024
	$’000	$’000
Leasehold improvement	167	106
Computers equipment	84	64
Furniture and fixtures	55	48
Office equipment	6	6
Sub-total	312	224
Less: accumulated depreciation	(155)	(74)
Property and equipment, net	157	150